Taxation - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Dec. 31, 2025 CNY (¥)
Deferred tax assets
Net operating loss carry-forwards	¥ 34,234	$ 4,779	¥ 53,290
Valuation allowance	(34,234)	(4,779)	(53,290)
Total deferred tax assets